UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2011.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Jan 19, 2012


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       66
Form 13F Information Table Value Total:	      520,854,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      35,107    86,684   Sole   None
Novo-Nordisk                    670100205      21,182   183,774   Sole   None
Google Inc                      38259P508      20,801    32,205   Sole   None
Berkshire Hathaway      B       084670207      20,466   268,234   Sole   None
PepsiCo, Inc.                   713448108      20,405   307,539   Sole   None
ConocoPhillips                  20825C104      20,295   278,503   Sole   None
United Technologies             913017109      19,159   262,134   Sole   None
Oracle Corporation              38389x105      18,062   704,155   Sole   None
Ecolab Inc.                     278865100      15,950   275,902   Sole   None
Devon Energy Corp New           25179M103      15,501   250,010   Sole   None
Dollar Tree Stores              256746108      15,363   184,846   Sole   None
Visa                            92826C839      15,023   147,963	  Sole   None
Walgreen Co                     931422109      14,465   437,544   Sole   None
Lincoln Elec Hldgs Inc          533900106      13,433   343,389   Sole   None
LKQ Corp                        501889208      13,400   445,469   Sole   None
Ace Ltd                         H0023R105      13,321   189,968   Sole   None
3M Company                      88579Y101      12,800   156,608   Sole   None
Wells Fargo & Co.               949746101      12,566   455,961   Sole   None
Teva Pharmaceutical Inds	881624209      12,426   307,891   Sole	 None
Cognizant Tech Solutions        192446102      12,225   190,090   Sole   None
Mastercard Inc.                 57636Q104      12,107    32,474   Sole   None
Emerson Electric                291011104      12,033   258,272   Sole   None
Medco Health Solutions          58405U102      11,892   212,740   Sole   None
Amphenol Corp			032095101      11,753   258,923   Sole   None
Becton Dickinson & Co           075887109      11,590   155,110   Sole   None
Diamond Offshore                25271C102      11,386   206,049   Sole   None
Wal-Mart Stores Inc		931142103      11,346   189,866   Sole	 None
Nike Inc.                       654106103      10,952   113,643   Sole   None
Adobe Systems                   00724F101      10,457   369,910   Sole   None
Darden Restaurants Inc.         237194105      10,441   229,066   Sole   None
Freeport McMoran Copper         35671D857      10,341   281,069   Sole   None
Tupperware Brands Corp          899896104      10,129   180,965   Sole   None
Microsoft Corp                  594918104       9,665   372,305   Sole   None
Stifel Financial Corp           860630102       8,205   256,013   Sole   None
Berkshire Hathaway      A       084670108       3,098        27   Sole   None
Perrigo Company                 714290103       2,330    23,944   Sole   None
Standard & Poor's Dep/Re        78462F103       2,119    16,885   Sole   None
Middleby Corp.			596278101       1,733    18,424   Sole   None
Monro Muffler Brake             610236101       1,686    43,472   Sole   None
CVS Caremark Corp               126650100       1,548    37,957   Sole   None
Intuit                          461202103       1,294    24,605   Sole   None
TJX Companies, Inc              872540109       1,238    19,182   Sole   None
Apache Corp			037411105	1,188	 13,114   Sole   None
Schlumberger Ltd                806857108       1,039    15,207   Sole   None
Hasbro, Inc                     418056107         923    28,930   Sole   None
Dorman Products                 258278100         874    23,675   Sole   None
Quality Systems                 747582104         811    21,930   Sole   None
Ishares MSCI EMIF               464287234         770    20,285   Sole   None
Southern Copper Corp            84265V105         642    21,257   Sole   None
Walt Disney Co.                 254687106         612    16,317   Sole   None
Exxon Mobil Corp                30231g102         421     6,152   Sole   None
Market Vectors Agribusiness     57060U605         454     9,620   Sole   None
Ishare MSCI Brazil F            464286400         396     6,905   Sole   None
Chevron Corp New                166764100         395     3,712   Sole   None
Nustar Energy LP                67058H102         366     6,468   Sole   None
Hewlett-Packard Co De           428236103         279    10,833   Sole   None
Verizon Communications          92343v104         261     6,495   Sole   None
Noble Corporation               H5833N103         255     8,445   Sole   None
Gilead Sciences Inc Com         375558103         249     6,075   Sole   None
Vale S A                        91912E105         247    11,500   Sole   None
Deere & Co                      244199105         241     3,110   Sole   None
Kinder Morgan Energy Partners   494550106         233     2,740   Sole   None
Inergy LP                       456615103         228     9,330   Sole   None
Royal Dutch Shell Cl A          780259206         228     3,115   Sole   None
JP Morgan Chase & Co            46625H100         222     6,669   Sole   None
Bank of America                 060505104         131    23,532   Sole   None

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